Business Combinations (Details) - Elastic Beam Inc. - USD ($) $ in Millions		12 Months Ended
	Apr. 05, 2018	Dec. 31, 2019
Business Combinations
Percentage of voting equity interest acquired	100.00%
Total purchase price	$ 19.0
Up-front cash consideration	17.4
Consideration payable	1.6
Consideration payable on the first anniversary of acquisition	1.1
Consideration payable on the second anniversary of acquisition	0.5
Consideration paid on the first anniversary of acquisition		$ 1.1
Contingent compensation payable on the first anniversary of acquisition	4.8
Contingent compensation payable on the second anniversary of acquisition	$ 4.2
Contingent compensation paid on the first anniversary of acquisition		$ 4.8